UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
4TH FLOOR
BOSTON, MA 02111
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Nancy Conlin, Assistant Secretary	Philip H. Newman, Esq.
State Street Bank and Trust Company	Goodwin Procter LLP
2 Avenue de Lafayette, 6th Floor	Exchange Place
Boston, Massachusetts 02111	Boston, MA 02109
Registrant’s telephone number, including area code: (617)- 664-5370

Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.
STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost †
	COMMERCIAL PAPER — 7.00%
	Bank Domestic — 2.72%
A-1+, P-1	Bank of America Corp.	4.625%	04/07/2008	$550,000,000	$549,576,041
A-1+, P-1	Bank of America Corp.	2.670%	08/11/2008	450,000,000	445,594,500
A-1+, P-1	J P Morgan Chase & Co.	2.800%	08/11/2008	500,000,000	494,866,667

					1,490,037,208

	Bank Foreign — 1.06%
A-1+, P-1	Macquarie Bank Ltd. (a) (b)	2.619%	04/21/2008	250,000,000	250,000,000
A-1+, P-1	Svenska Handelsbanken (a)	4.045%	04/14/2008	137,000,000	136,784,492
A-1+, P-1	Westpac Banking (a)	2.625%	10/01/2008	200,000,000	197,331,250

					584,115,742

	Finance Non-Captive Diversified — 3.22%
A-1+, P-1	General Electric Capital Corp.	4.620%	04/21/2008	525,000,000	523,652,500
A-1+, P-1	General Electric Capital Corp.	4.540%	04/29/2008	400,000,000	398,587,556
A-1+, P-1	General Electric Capital Corp.	4.610%	05/19/2008	250,000,000	248,463,333
A-1+, P-1	General Electric Capital Corp.	3.170%	05/22/2008	300,000,000	298,652,750
A-1+, P-1	General Electric Capital Corp.	2.820%	07/08/2008	300,000,000	297,697,000

					1,767,053,139

	TOTAL COMMERCIAL PAPER				3,841,206,089

	CERTIFICATES OF DEPOSIT — 3.92%
	Bank Domestic — 3.92%
A-1+, P-1	Citibank New York NA	3.010%	05/14/2008	600,000,000	600,000,000
A-1+, P-1	Citibank New York NA	2.850%	06/13/2008	500,000,000	500,000,000
A-1+, P-1	J P Morgan Chase & Co.	5.130%	04/14/2008	350,000,000	350,000,000
A-1+, P-1	J P Morgan Chase & Co.	4.700%	05/06/2008	700,000,000	700,000,000

	TOTAL CERTIFICATES OF DEPOSIT				2,150,000,000

	YANKEE CERTIFICATES OF DEPOSIT — 35.59%
	Bank Foreign — 35.59%
A-1+, P-1	Banco Bilbao Vizcaya	5.395%	06/09/2008	185,000,000	185,000,000
A-1+, P-1	Banco Bilbao Vizcaya	2.800%	06/30/2008	700,000,000	700,000,000
A-1+, P-1	Banco Santander	2.770%	08/12/2008	300,000,000	300,000,000
A-1+, P-1	Barclays Bank Plc	2.730%	09/12/2008	400,000,000	400,000,000
A-1+, P-1	Barclays Bank Plc	5.375%	06/02/2008	500,000,000	500,000,000
A-1+, P-1	Barclays Bank Plc	3.150%	07/30/2008	520,000,000	520,000,000
A-1+, P-1	Barclays Bank Plc	2.950%	07/11/2008	800,000,000	800,000,000
A-1+, P-1	BNP Paribas NY Banch	4.450%	05/08/2008	500,000,000	500,000,000
A-1+, P-1	BNP Paribas NY Banch	4.930%	04/21/2008	500,000,000	500,000,000
A-1+, P-1	BNP Paribas NY Banch	4.950%	04/24/2008	500,000,000	500,000,000
A-1+, P-1	BNP Paribas NY Banch	3.200%	05/01/2008	400,000,000	400,000,000
A-1+, P-1	BNP Paribas NY Banch	2.740%	07/14/2008	500,000,000	500,000,000
A-1+, P-1	Calyon NY Branch	2.920%	07/07/2008	1,500,000,000	1,499,989,997
For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost †
	YANKEE CERTIFICATES OF DEPOSIT — (continued)
A-1+, P-1	Calyon NY Branch	2.800%	06/16/2008	$470,000,000	$470,000,000
A-1+, P-1	Deutsche Bank (a)	3.050%	04/01/2008	175,000,000	174,997,621
A-1+, P-1	Deutsche Bank (a)	2.525%	04/29/2008	500,000,000	500,000,000
A-1+, P-1	Deutsche Bank	4.680%	04/01/2008	700,000,000	700,000,000
A-1+, P-1	Deutsche Bank	2.920%	06/05/2008	500,000,000	500,000,000
A-1+, P-1	Deutsche Bank	3.800%	04/21/2008	200,000,000	200,000,000
A-1+, P-1	HBOS Treasury Service	5.420%	06/16/2008	52,000,000	51,996,880
A-1+, P-1	HBOS Treasury Service	4.740%	04/30/2008	500,000,000	500,000,000
A-1+, P-1	HBOS Treasury Service	3.930%	06/16/2008	75,000,000	75,024,934
A-1+, P-1	HBOS Treasury Service	3.300%	04/30/2008	640,000,000	640,000,000
A-1+, P-1	HBOS Treasury Service	2.930%	08/15/2008	400,000,000	400,000,000
A-1+, P-1	HBOS Treasury Service	2.750%	09/12/2008	500,000,000	500,000,000
A-1+, P-1	Istituto Bancario SA	2.855%	07/01/2008	400,000,000	400,005,019
A-1+, P-1	Royal Bank of Scotland	4.350%	05/09/2008	465,000,000	465,062,163
A-1+, P-1	Royal Bank of Scotland	2.820%	06/12/2008	1,185,000,000	1,185,000,000
A-1+, P-1	Societe Generale	4.330%	04/09/2008	100,000,000	100,000,000
A-1+, P-1	Societe Generale	4.230%	04/10/2008	300,000,000	300,000,000
A-1+, P-1	Societe Generale	3.930%	04/04/2008	300,000,000	300,000,000
A-1+, P-1	Societe Generale	3.320%	04/30/2008	550,000,000	550,000,000
A-1+, P-1	Svenska Handelsbanken	4.400%	04/07/2008	280,000,000	280,000,000
A-1+, P-1	Svenska Handelsbanken	2.820%	06/13/2008	420,000,000	420,000,000
A-1+, P-1	UBS AG Stamford	2.940%	07/03/2008	600,000,000	600,003,837
A-1+, P-1	UBS AG Stamford	4.030%	07/11/2008	200,000,000	200,016,500
A-1+, P-1	UBS AG Stamford	2.810%	07/11/2008	870,000,000	870,000,000
A-1+, P-1	UniCredito Italiano SpA	4.760%	04/04/2008	500,000,000	500,000,206
A-1+, P-1	UniCredito Italiano SpA	2.850%	06/13/2008	175,000,000	175,000,000
A-1+, P-1	UniCredito Italiano SpA	2.870%	06/16/2008	1,000,000,000	1,000,010,477
A-1+, P-1	UniCredito Italiano SpA	3.880%	05/19/2008	175,000,000	175,002,303

	TOTAL YANKEE CERTIFICATES OF DEPOSIT				19,537,109,937

	EURODOLLAR CERTIFICATES OF DEPOSIT — 3.66%
	Bank Foreign — 3.66%
A-1+, P-1	Barclays Bank Plc	4.950%	06/13/2008	550,000,000	550,000,000
A-1+, P-1	ING Bank Amsterdam	2.800%	07/14/2008	690,000,000	690,000,000
A-1+, P-1	ING Bank Amsterdam	2.900%	07/07/2008	500,000,000	500,000,000
A-1+, P-1	ING Bank Amsterdam	4.330%	04/11/2008	270,000,000	270,000,000

	TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT				2,010,000,000

	BANK NOTES — 3.41%
	Bank Domestic — 3.41%
A-1+, P-1	Bank of America Corp. (a)	3.208%	07/03/2008	675,000,000	675,000,000
A-1+, P-1	Bank of America Corp. (b)	2.800%	06/10/2008	1,200,000,000	1,200,000,000
For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost †
	TOTAL BANK NOTES				1,875,000,000

	MEDIUM TERM NOTES — 22.36%
	Bank Domestic — 4.58%
A-1, P-1	First Tennessee Bank National Association (a) (b)	2.838%	04/17/2008	$147,000,000	$147,000,000
A-1+, P-1	J P Morgan Chase & Co. (a)	3.109%	04/02/2008	740,000,000	740,000,000
A-1+, P-1	Wells Fargo Bank NA (a)	2.855%	04/18/2008	650,000,000	650,000,000
A-1+, P-1	Wells Fargo Bank NA (a)	2.855%	04/18/2008	475,000,000	475,000,000
A-1+, P-1	Wells Fargo Bank NA (a)	3.169%	04/03/2008	500,000,000	500,000,000

					2,512,000,000

	Bank Foreign — 14.98%
A-1, P-1	Alliance & Leicester Plc (a) (b)	2.704%	04/30/2008	465,000,000	465,000,000
A-1, P-1	Alliance & Leicester Plc (a) (b)	3.078%	04/08/2008	245,000,000	245,000,000
A-1+, P-1	Allied Irish Banks (a) (b)	2.539%	04/21/2008	300,000,000	300,000,000
A-1+, P-1	ANZ National (Int’l) Ltd. (a) (b)	3.085%	04/07/2008	270,000,000	270,000,000
A-1+, P-1	ANZ National (Int’l) Ltd. (a) (b)	2.619%	04/23/2008	220,000,000	220,000,000
A-1+, P-1	Bank Ireland Governor & Co. (a) (b)	2.546%	04/21/2008	430,000,000	430,000,000
A-1+, P-1	Bank Ireland Governor & Co. (a) (b)	2.549%	04/21/2008	125,000,000	125,000,000
A-1+, P-1	Banque Federative du Credit Mutuel (a) (b)	2.900%	04/14/2008	480,000,000	480,000,000
A-1+, P-1	BNP Paribas SA (a) (b)	2.606%	04/28/2008	260,000,000	260,000,000
A-1+, P-1	BNP Paribas SA (a) (b)	3.060%	05/19/2008	200,000,000	200,000,000
A-1+, P-1	Caja De Ahorros (a) (b)	4.044%	04/21/2008	310,000,000	310,000,000
A-1, P-1	CAM US Finance SA (a) (b)	4.713%	04/03/2008	125,000,000	125,000,000
A-1+, P-1	Commonwealth Bank Australia (a) (b)	2.619%	04/24/2008	220,000,000	220,000,000
A-1+, P-1	HBOS Treasury Service (a) (b)	3.189%	04/01/2008	200,000,000	200,000,000
A-1+, P-1	HBOS Treasury Service (a) (b)	3.058%	04/09/2008	475,000,000	475,000,000
A-1+, P-1	HSH Nordbank AG (a) (b)	2.619%	04/21/2008	150,000,000	150,000,000
A-1+, P-1	Lloyds Tsb Group Plc (a) (b)	2.968%	06/06/2008	738,000,000	738,000,000
A-1+, P-1	National Australia Bank Ltd. (a) (b)	3.075%	04/07/2008	415,000,000	415,000,000
A-1, P-1	Nationwide Building Society (a) (b)	3.135%	04/07/2008	385,000,000	385,000,000
A-1, P-1	Nordea Bank Finland Plc (a) (b)	3.048%	04/09/2008	195,000,000	194,997,945
A-1, P-1	Nordea Bank Finland Plc (a) (b)	3.020%	04/11/2008	575,200,000	575,202,179
A-1, P-1	Northern Rock Plc (a) (b)	3.116%	04/07/2008	230,000,000	230,000,000
A-1, P-1	Northern Rock Plc (a) (b)	3.189%	04/03/2008	330,000,000	330,000,000
A-1+, P-1	Svenska Handelsbanken (a) (b)	2.860%	04/14/2008	180,000,000	180,000,000
A-1+, P-1	Svenska Handelsbanken (a) (b)	2.589%	04/21/2008	100,000,000	100,000,000
A-1, P-1	UniCredito Italiano Bank (Ireland) Plc (a) (b)	2.838%	04/15/2008	175,000,000	175,000,000
A-1, P-1	Westpac Banking (a) (b)	3.070%	04/07/2008	125,000,000	125,000,000
A-1+, P-1	Westpac Banking (a) (b)	2.818%	04/16/2008	300,000,000	300,000,000

					8,223,200,124

	Brokerage — 1.10%
A-1, P-1	Merrill Lynch & Co., Inc. (a)	3.191%	04/04/2008	305,000,000	305,000,000
For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost †
	MEDIUM TERM NOTES — (continued)
A-1, P-1	Morgan Stanley (a)	2.943%	04/15/2008	$300,000,000	$300,000,000

					605,000,000

	Finance Non-Captive Diversified — 0.61%
A-1+, P-1	American Express Credit Corp. (a)	2.536%	04/21/2008	240,000,000	240,000,000
A-1+, P-1	General Electric Capital Corp. (a)	2.619%	04/24/2008	95,000,000	95,000,000

					335,000,000

	Industrial — 0.32%
A-1, P-1	Procter & Gamble International Funding (a)	3.140%	05/19/2008	176,000,000	176,000,000

	Technology — 0.77%
A-1, P-1	International Business Machines Corp. (a) (b)	3.079%	04/03/2008	425,000,000	425,000,000

	TOTAL MEDIUM TERM NOTES				12,276,200,124

	PROMISSORY NOTES — 1.16%
	Brokerage — 1.16%
A-1, P-1	Goldman Sachs Promissory Note (c)	4.100%	07/15/2008	540,000,000	540,000,000
A-1, P-1	Goldman Sachs Promissory Note (a) (c)	2.270%	04/01/2008	100,000,000	100,000,000

	TOTAL PROMISSORY NOTES				640,000,000

	MASTER NOTES — 0.87%
	Brokerage — 0.87%
A-1, P-1	Goldman Sachs (a) (c)	3.236%	04/21/2008	477,000,000	477,000,000

	TOTAL MASTER NOTES				477,000,000

	TIME DEPOSITS — 2.38%
	Bank Domestic — 2.38%
A-1+, P-1	U.S. Bank, Grand Cayman	1.750%	04/01/2008	504,535,000	504,535,000
A-1+, P-1	Wells Fargo Bank NA, Grand Cayman	2.500%	04/01/2008	800,000,000	800,000,000

	TOTAL TIME DEPOSITS				1,304,535,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.91%
A-1+, P-1	Federal Home Loan Bank (a)	2.875%	05/13/2008	500,000,000	500,000,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				500,000,000

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (unaudited)

	Name of Issuer	Interest	Maturity		Principal	Amortized
Rating*	and Title of Issue	Rate	Date		Amount	Cost †
	REPURCHASE AGREEMENTS — 18.34%
A-1+, P-1	Banc of America Tri Party, 2.500% dated 3/31/08 (collateralized by U.S. Government Obligation, 6.000% due 3/1/34 valued at $306,000,000); proceeds $300,020,833	2.500%	04/01/2008		$300,000,000	$300,000,000
A-1+, P-1	BNP Paribas Tri Party, 2.500% dated 3/31/08 (collateralized by various U.S. Government Obligations, 0.000%-6.125% due 5/2/08-1/14/27 valued at $612,000,440); proceeds $600,041,667	2.500%	04/01/2008		600,000,000	600,000,000
A-1+, P-1	Credit Suisse First Boston Tri Party, 3.200% dated 3/7/08 (collateralized by various Equity Securities, valued at $850,558,603); proceeds $811,800,000	3.200%	04/01/2008	(e)	810,000,000	810,000,000
A-1+, P-1	Fortis Securities, Inc. Tri Party, 3.150% dated 1/14/08 (collateralized by various Asset Backed Securities and Mortgage Backed Securities, 0.000%-6.000% due 2/25/34-11/1/46 valued at $1,530,000,001); proceeds $1,510,237,500	3.150%	04/01/2008	(e)	1,500,000,000	1,500,000,000
A-1+, P-1	Goldman Sachs Tri Party, 3.150% dated 12/13/07 (collateralized by various Equity Securities, valued at $278,250,039); proceeds $267,550,625	3.150%	04/01/2008	(e)	265,000,000	265,000,000
A-1+, P-1	Goldman Sachs Tri Party, 3.350% dated 3/24/08 (collateralized by various Whole Loan Pools, 0.000% due 10/13/08-8/6/46 valued at $162,750,000); proceeds $155,115,389	3.350%	04/01/2008	(e)	155,000,000	155,000,000
A-1+, P-1	Goldman Sachs Tri Party, 3.100% dated 12/24/07 (collateralized by various Corporate Investment Grade Bonds, 0.000%-9.200% due 6/5/09-4/15/99 valued at $306,000,001); proceeds $302,557,500	3.100%	04/01/2008	(e)	300,000,000	300,000,000
A-1+, P-1	Goldman Sachs Tri Party, 3.100% dated 10/25/07 (collateralized by various U.S. Government Obligations, 5.000%-6.000% due 7/1/35-1/1/36 valued at $76,500,000); proceeds $76,026,875	3.100%	04/01/2008	(e)	75,000,000	75,000,000
For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (unaudited)

	Name of Issuer	Interest	Maturity		Principal	Amortized
Rating*	and Title of Issue	Rate	Date		Amount	Cost †
	REPURCHASE AGREEMENTS — (continued)
A-1+, P-1	Greenwich Capital Markets Triparty, 3.160% dated 3/17/08 (collateralized by various Mortgage Backed Securities, 4.345%-6.485% due 7/25/35-3/25/38 valued at $525,000,789); proceeds $500,658,333	3.160%	04/01/2008	(d)	$500,000,000	$500,000,000
A-1+, P-1	HSBC Tri Party, 3.100% dated 2/22/08 (collateralized by various Corporate Investment Grade Bonds, 0.000%-8.750% due 11/1/08-9/30/66 valued at $913,500,727); proceeds $872,921,750	3.100%	04/01/2008	(e)	870,000,000	870,000,000
A-1+, P-1	ING Tri Party, 3.100% dated 3/10/08 (collateralized by various Corporate Invesment Grade Bonds, 0.000%-10.125% due 4/15/08-12/1/45 valued at $1,020,258,970); proceeds $1,001,894,444	3.100%	04/01/2008	(e)	1,000,000,000	1,000,000,000
A-1+, P-1	Lehman Tri Party, 3.150% dated 3/18/08 (collateralized by various Corporate High Yield Bonds, Municipal Bonds and Asset Backed Securities, 0.000%-10.000% due 9/29/08-5/25/46 valued at $373,942,433); proceeds $345,422,625	3.150%	04/01/2008	(e)	345,000,000	345,000,000
A-1+, P-1	Lehman Tri Party, 3.300% dated 2/7/08 (collateralized by various Equity Securities, valued at $787,827,390); proceeds $757,768,750	3.300%	05/30/2008	(d)	750,000,000	750,000,000
A-1+, P-1	Lehman Tri Party, 3.200% dated 1/31/08 (collateralized by various Corporate Investment Grade Bonds, 0.000%-8.875% due 7/15/10-12/15/37 valued at $255,055,383); proceeds $252,666,667	3.200%	05/30/2008	(d)	250,000,000	250,000,000
A-1+, P-1	Lehman Tri Party, 3.300% dated 12/31/07 (collateralized by various Whole Loan Pools, 1.000%-14.000% due 12/1/10-8/1/47 valued at $525,035,505); proceeds $504,216,667	3.300%	04/01/2008	(e)	500,000,000	500,000,000
A-1+, P-1	Merrill Lynch Tri Party, 3.200% dated 1/25/08 (collateralized by various Equity Securities, valued at $525,008,083); proceeds $502,977,778	3.200%	04/01/2008	(e)	500,000,000	500,000,000
For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (unaudited)

	Name of Issuer	Interest	Maturity		Principal	Amortized
Rating*	and Title of Issue	Rate	Date		Amount	Cost †
	REPURCHASE AGREEMENTS — (continued)
A-1+, P-1	Merrill Lynch Tri Party, 2.500% dated 3/31/08 (collateralized by various U.S. Government Obligations, 4.500%-7.000% due 9/1/08-3/1/38 valued at $204,001,702); proceeds $200,013,889	2.500%	04/01/2008		$200,000,000	$200,000,000
A-1+, P-1	Morgan Stanley Tri Party, 3.200% dated 3/28/08 (collateralized by various Asset Backed Securities and Mortgage Backed Securities, 0.000%-11.625% due 6/15/09-3/14/51 valued at $462,313,766); proceeds $450,160,000	3.200%	04/01/2008	(e)	450,000,000	450,000,000
A-1+, P-1	Morgan Stanley Tri Party, 3.150% dated 3/7/08 (collateralized by various Corporate Investment Grade Bonds, 0.000%-7.250% due 4/15/08-12/15/41 valued at $105,000,553); proceeds $100,218,750	3.150%	04/01/2008	(e)	100,000,000	100,000,000
A-1+, P-1	Salomon Smith Barney Tri Party, 3.200% dated 10/4/07 (collateralized by various Mortgage Backed Securities and Corporate Investment Grade Bonds, 0.000%-11.625% due 6/15/08-12/31/99 valued at $103,307,714); proceeds $101,600,000	3.200%	04/01/2008	(e)	100,000,000	100,000,000
A-1+, P-1	Wachovia Capital Markets Tri Party, 3.150% dated 9/27/07 (collateralized by various Convertible Bonds, 0.000%-6.800% due 4/1/08-1/1/49 valued at $520,629,672); proceeds $508,181,250	3.150%	04/01/2008	(e)	500,000,000	500,000,000

	TOTAL REPURCHASE AGREEMENTS					10,070,000,000

	TOTAL INVESTMENTS — 99.60%					$54,681,051,150
	OTHER ASSETS LESS LIABILITIES — 0.40%					217,463,395

	NET ASSETS — 100.00%					$54,898,514,545

*	Standard & Poor’s, Moody’s rating

(a)	Floating Rate Note — Interest rate shown is rate in effect at March 31, 2008. Date disclosed is the next interest rate reset date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 18.66% of net assets as of March 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.03% of net assets as of March 31, 2008, are considered illiquid and restricted (see table below for more information).
For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2008 (unaudited)

			Acquisition		Amortized
			Cost		Cost Value
			Percentage		Percentage
			of Fund’s		of Fund’s
			Net Assets as of		Net Assets as
	Acquisition	Acquisition	Acquisition	Amortized	of March 31,
Restricted Securities	Date	Cost	Date	Cost Value	2008
Goldman Sachs Promissory Note, 4.100%, due 07/15/08	1/15/2008	540,000,000	1.09	540,000,000	0.98
Goldman Sachs Promissory Note (a), 2.270%, due 04/01/08	6/15/2007	100,000,000	0.16	100,000,000	0.18
Goldman Sachs Master Note (a), 3.236%, due 04/21/08	2/13/2008	477,000,000	0.84	477,000,000	0.87

(d)	Subject to seven day put provision by the Fund.

(e)	Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at March 31, 2008.

†	As permitted under Rule 2A-7 of the Investment Company Act of 1940, as amended, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund’s investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Investments in
Valuation Inputs	Securities

Level 1 - Quoted Prices	$—

Level 2 - Other Significant Observable Inputs	54,681,051,150

Level 3 - Significant Unobservable Inputs	—

Total	$54,681,051,150

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Craig Starble

Craig Starble
President

By:	/s/ Gary L. French

Gary L. French
Treasurer

Date:	May 27, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Craig Starble

Craig Starble
President

By:	/s/ Gary L. French

Gary L. French
Treasurer
Date: May 27, 2008